Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	£ (20,191)	£ (21,310)
Exchange adjustments	87	(65)	£ 18
Service cost	(146)	(216)	(291)
Past service cost	(6)	(5)	(43)
Interest cost	(18)	(27)	(36)
Settlements and curtailments	(21)	(10)	(18)
Employer contributions	(919)	(312)	(313)
Obligations ending balance	(14,500)	(20,191)	(21,310)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,632	13,582
Obligations beginning balance	(13,299)	(13,858)
Employer contributions	(691)	(44)	(76)
Assets, ending balance	9,014	13,632	13,582
Obligations ending balance	(9,117)	(13,299)	(13,858)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	13,632	13,582	12,981
Exchange adjustments	0
Interest cost	271	187	256
Expenses	(14)	(15)	(9)
Settlements and curtailments	0
Remeasurement	(4,981)	354	836
Employer contributions	755	139	156
Scheme participants' contributions	0	3	3
Transfer to assets held for sale/distribution	0
Benefits paid	(649)	(618)	(641)
Assets, ending balance	9,014	13,632	13,582
UK [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(13,299)	(13,858)	(13,293)
Exchange adjustments	0	0
Service cost	(13)	(56)	(61)
Past service cost	(6)	(28)	(98)
Interest cost	(260)	(190)	(259)
Settlements and curtailments	0	0
Remeasurement	3,812	218	(785)
Scheme participants' contributions	0	(3)	(3)
Transfer to assets held for sale/distribution	0
Benefits paid	649	618	641
Obligations ending balance	(9,117)	(13,299)	(13,858)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,524	2,635
Obligations beginning balance	(3,248)	(3,445)
Employer contributions	0	0	0
Assets, ending balance	2,260	2,524	2,635
Obligations ending balance	(3,030)	(3,248)	(3,445)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,524	2,635	2,789
Exchange adjustments	286	31	(86)
Interest cost	71	57	87
Expenses	(21)	(12)	(12)
Settlements and curtailments	0
Remeasurement	(324)	40	72
Employer contributions	50	40	33
Scheme participants' contributions	0
Transfer to assets held for sale/distribution	0
Benefits paid	(326)	(267)	(248)
Assets, ending balance	2,260	2,524	2,635
US [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,248)	(3,445)	(3,506)
Exchange adjustments	(371)	(40)	118
Service cost	(7)	(9)	(83)
Past service cost	0	(2)	56
Interest cost	(91)	(76)	(110)
Settlements and curtailments	0	0
Remeasurement	360	57	(168)
Scheme participants' contributions	0	0
Transfer to assets held for sale/distribution	0
Benefits paid	326	267	248
Obligations ending balance	(3,031)	(3,248)	(3,445)
Rest of World [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,932	2,989
Obligations beginning balance	(3,644)	(4,007)
Assets, ending balance	1,870	2,932	2,989
Obligations ending balance	(2,353)	(3,644)	(4,007)
Rest of World [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,906	2,989	2,662
Exchange adjustments	122	(184)	138
Interest cost	28	18	29
Expenses	0
Settlements and curtailments	(8)	(7)	(20)
Remeasurement	(578)	30	148
Employer contributions	114	133	124
Scheme participants' contributions	15	24	18
Transfer to assets held for sale/distribution	(624)
Benefits paid	(105)	(97)	(110)
Assets, ending balance	1,870	2,906	2,989
Rest of World [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,644)	(4,007)	(3,554)
Exchange adjustments	(124)	258	(188)
Service cost	(126)	(151)	(147)
Past service cost	0	25	(1)
Interest cost	(37)	(23)	(39)
Settlements and curtailments	29	17	38
Remeasurement	839	164	(208)
Scheme participants' contributions	(15)	(24)	(18)
Transfer to assets held for sale/distribution	621
Benefits paid	105	97	110
Obligations ending balance	(2,352)	(3,644)	(4,007)
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(20,191)	(21,310)
Obligations ending balance	(14,500)	(20,191)	(21,310)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	19,062	19,206	18,432
Exchange adjustments	408	(153)	52
Interest cost	370	262	372
Expenses	(35)	(27)	(21)
Settlements and curtailments	(8)	(7)	(20)
Remeasurement	(5,883)	424	1,056
Employer contributions	919	312	313
Scheme participants' contributions	15	27	21
Transfer to assets held for sale/distribution	(624)
Benefits paid	(1,080)	(982)	(999)
Assets, ending balance	13,144	19,062	19,206
Pension schemes [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(20,191)	(21,310)	(20,353)
Exchange adjustments	(495)	218	(70)
Service cost	(146)	(216)	(291)
Past service cost	(6)	(5)	(43)
Interest cost	(388)	(289)	(408)
Settlements and curtailments	29	17	38
Remeasurement	5,011	439	(1,161)
Scheme participants' contributions	(15)	(27)	(21)
Transfer to assets held for sale/distribution	621
Benefits paid	1,080	982	999
Obligations ending balance	(14,500)	(20,191)	(21,310)
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,243)	(1,363)
Remeasurement	228	78	(82)
Obligations ending balance	(994)	(1,243)	(1,363)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Exchange adjustments	0
Interest cost	0
Expenses	0
Settlements and curtailments	0
Remeasurement	0
Employer contributions	117	105	105
Scheme participants' contributions	18	15	18
Transfer to assets held for sale/distribution	0
Benefits paid	(135)	(120)	(123)
Assets, ending balance	0
Post-retirement benefits [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,243)	(1,363)	(1,418)
Exchange adjustments	(125)	4	36
Disposals			9
Service cost	(22)	(29)	(36)
Past service cost	0	(12)	55
Interest cost	(32)	(26)	(39)
Settlements and curtailments	0	0	7
Remeasurement	228	78	(82)
Scheme participants' contributions	(18)	(15)	(18)
Transfer to assets held for sale/distribution	83
Benefits paid	135	120	123
Obligations ending balance	£ (994)	£ (1,243)	£ (1,363)